Finance costs - net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest income on bank deposits	¥ 29,580	¥ 14,709	¥ 28,823
Finance costs
Interest expense on borrowings	(12,073)	(17,303)	(56,534)
Interest expense on lease liabilities	(3,448)	(7,578)	(5,803)
Interest expense on redemption liability	(4,014)	(10,287)	(12,406)
Bank charges	(997)	(2,005)	(1,894)
Total finance costs	(20,532)	(37,173)	(76,637)
Finance (costs)/income - net	¥ 9,048	¥ (22,464)	¥ (47,814)